Loan and Lease Operations - Summary of Loan Operations and Lease Operations by Maturity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 822,590	R$ 714,104
Overdue as from 1 day [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	20,960	18,683
Falling due up to 3 months [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	211,329	172,497
Falling due from 3 months to 12 months [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	205,119	181,033
Falling due after 1 year [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 385,182	R$ 341,891